Long-term debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Long-term debt
Senior	SFr 86,328	SFr 89,187
Subordinated	40,664	59,378
Non-recourse liabilities from consolidated VIEs	1,492	2,096
Long-term debt	128,484	150,661
of which reported at fair value	32,874	57,919
Structured notes
Long-term debt
Long-term debt	SFr 26,336	SFr 38,925